December 29, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549


     Re:  Van Kampen Unit Trusts, Municipal Series 618
          File No. 333-134843      CIK #1344119

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on December 22, 2008.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.